October 05, 2015

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Wilshire Mutual Funds Inc (“Registrant”) File Nos. 033-50390

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive date file in the manner provided by Rule 405 of Regulation S‑T and General Instruction C.3.(g) of Form N‑1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on September 4, 2015.

Very truly yours, /s/ Dianne Descoteaux Dianne Descoteaux